                                                  Supplement Dated December 31, 2009
                                              To the Prospectus for Your Variable Annuity
                                                               Issued By
                                                    Allstate Life Insurance Company
                                              Allstate Life Insurance Company of New York
                                                     Lincoln Benefit Life Company

This  supplement  amends the prospectus for your variable  annuity  contract issued by Allstate Life Insurance  Company,  Allstate Life
Insurance Company of New York, or Lincoln Benefit Life Company.

The following provision is added to your prospectus:

         WRITTEN  REQUESTS  AND  FORMS  IN  GOOD  ORDER.  Written  requests  must  include  sufficient   information  and/or
         documentation,  and be  sufficiently  clear,  to enable us to complete  your  request  without the need to exercise discretion on our part to carry it out. You may contact our Customer  Service  Center to learn what  information we require for your  particular  request to be in "good  order."  Additionally,  we may  require  that you submit your request on our form.  We reserve the right to determine  whether any  particular  request is in good order,  and to change or waive any good order requirements at any time.

If you have any questions,  please contact your financial  representative  or call our Customer  Service Center at  1-800-457-7617.  If you own a Putnam contract, please call 1-800-390-1277.

                           For future reference, please keep this supplement together with your prospectus.